Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Net earnings from continuing operations attributable to common shareholders - basic	$ 685	$ 233	$ 1,327	$ 908
Net earnings from discontinued operations attributable to common shareholders - basic	0	4	0	9
Net earnings attributable to common shareholders - basic	$ 685	$ 237	$ 1,327	$ 917
Dividends declared per common share (in dollars) (CAD per share)	$ 0.8750	$ 0.8325	$ 1.7500	$ 1.6650
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (in shares)	905,000,000.0	904,300,000	904,700,000	904,200,000
Assumed exercise of stock options (in shares)	300,000	100,000	100,000	200,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	905,300,000	904,400,000	904,800,000	904,400,000
Shares excluded from calculation of earnings per share (in shares)	3,337,131	14,358,128	10,458,921	9,554,587